Expense Example {- Fidelity Electric Vehicles and Future Transportation ETF} - NF_06.30 Fidelity Factor ETFs Combo PRO -01 - Fidelity Electric Vehicles and Future Transportation ETF - Fidelity Electric Vehicles and Future Transportation ETF
Oct. 01, 2021 USD ($)
Expense Example:
1 year	$ 40
3 years	$ 125